UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Municipal Bonds and Notes—96.7%
California—80.3%
$590,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2016	A	$591,139

740,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	09/01/2016	A	754,208

100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	111,269

12,725,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	07/01/2019	A	14,460,690

600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	669,582

200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	222,974

5,985,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	12/08/2018	A	6,224,998

975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	1,095,988

1,000,000	Alameda, CA Corridor Transportation Authority	5.450 [1]	10/01/2025	10/01/2017	A	1,059,820

1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023	A	2,115,802

2,900,000	Alum Rock, CA Union Elementary School District	6.000	08/01/2039	08/01/2023	A	3,703,735

180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	05/29/2016	A	180,715

25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2019	05/29/2016	A	25,099

15,000	Aromas, CA Water District	5.600	09/01/2018	09/01/2016	A	15,154

15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	05/29/2016	A	15,032

25,000	Auburn, CA Union School District COP	5.750	09/01/2017	05/29/2016	A	25,109

120,000	Baldwin Park, CA Redevel. Agency	5.750	09/01/2030	05/29/2016	A	120,473

260,000	Bay Area, CA Governments Association	6.000	12/15/2024	06/15/2016	A	261,882

655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	741,152

25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2016	A	25,546

135,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	05/29/2016	A	135,525

740,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2025	09/12/2024	B	895,030

855,000	Beaumont, CA Financing Authority, Series C	5.500	09/01/2029	05/29/2016	A	867,252

25,000	Bell, CA Community Redevel. Agency Tax Allocation	5.625	10/01/2033	05/29/2016	A	25,018

110,000	Blythe, CA Financing Authority (City Hall & County Courthouse)	5.500	09/01/2027	09/01/2016	A	111,774

1          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$45,000	Brea & Olinda, CA Unified School District COP	5.500%	08/01/2017	05/29/2016	A	$45,198

100,000	Buena Park, CA Community Redevel. Agency	5.625	09/01/2033	09/01/2018	A	109,783

100,000	Buena Park, CA Community Redevel. Agency	5.250	09/01/2025	09/01/2018	A	108,561

50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)	5.250	12/01/2027	12/01/2017	A	53,680

40,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)	5.200	12/01/2021	06/01/2016	A	40,438

250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)	5.000	07/01/2024	07/01/2022	A	289,485

8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH / SRHF / SRMB Obligated Group)	6.000	05/15/2029	05/15/2019	A	9,818,700

5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.800	03/01/2023	05/29/2016	A	5,021

5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600	11/01/2023	05/29/2016	A	5,021

205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	05/29/2016	A	205,301

360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	05/29/2016	A	360,007

545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022	A	637,486

575,000	CA Communities Transportation Revenue COP	5.250	06/01/2026	06/01/2022	A	668,046

605,000	CA Communities Transportation Revenue COP	5.250	06/01/2027	06/01/2022	A	698,085

515,000	CA Communities Transportation Revenue COP	5.250	06/01/2024	06/01/2022	A	606,294

490,000	CA Communities Transportation Revenue COP	5.250	06/01/2023	06/01/2022	A	580,684

65,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.000	04/01/2021	10/01/2016	A	66,217

680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.625	04/01/2026	10/01/2016	A	693,947

55,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500	06/01/2021	06/01/2017	A	55,181

435,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	05/29/2016	A	439,311

390,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	05/29/2016	A	393,865

2          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$7,055,000	CA County Tobacco Securitization Agency (TASC)	5.750%	06/01/2029	05/29/2016	A	$7,124,915

505,000	CA County Tobacco Securitization Agency (TASC)	5.100 [1]	06/01/2028	06/01/2017	A	506,091

10,700,000	CA County Tobacco Securitization Agency (TASC)	4.947 [2]	06/01/2046	10/29/2045	B	533,930

595,000	CA County Tobacco Securitization Agency (TASC)	5.000	06/01/2026	05/29/2016	A	595,274

305,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	05/29/2016	A	308,032

220,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	05/29/2016	A	221,637

495,000	CA County Tobacco Securitization Agency (TASC)	5.625	06/01/2023	05/29/2016	A	495,233

5,230,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2035	05/29/2016	A	5,232,249

270,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2027	05/29/2016	A	270,116

690,000	CA Dept. of Water Resources (Center Valley)	5.250	07/01/2022	05/29/2016	A	692,898

1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022		1,286,216

400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022	A	452,808

65,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	05/29/2016	A	65,241

80,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2028	05/29/2016	A	80,282

120,000	CA Educational Facilities Authority (Southwestern Law School)	5.000	11/01/2023	05/29/2016	A	120,294

55,000	CA GO	6.000	10/01/2021	10/01/2016	A	56,328

1,995,000	CA GO	5.750	11/01/2017	11/01/2016	A	2,050,641

10,000	CA GO	5.750	11/01/2017	11/01/2016	A	10,279

230,000	CA GO	5.900	04/01/2023	10/01/2016	A	235,361

1,465,000	CA GO	5.900	04/01/2023	10/01/2016	A	1,499,149

75,000	CA GO	5.000	09/01/2032	09/01/2016	A	76,162

500,000	CA GO	5.000	08/01/2025	02/01/2017	A	516,460

5,000	CA GO	5.000	10/01/2028	05/29/2016	A	5,020

5,000	CA GO	5.200	11/01/2031	05/29/2016	A	5,019

905,000	CA GO	6.250	10/01/2019	10/01/2016	A	927,915

10,000	CA GO3	6.000	05/01/2018	11/01/2016	A	10,291

25,000	CA GO	5.250	04/01/2021	05/29/2016	A	25,105

605,000	CA GO	6.250	10/01/2019	10/01/2016	A	620,319

5,000	CA GO	6.000	05/01/2024	11/01/2016	A	5,143

75,000	CA GO	5.900	03/01/2025	09/01/2016	A	76,409

65,000	CA GO	5.600	09/01/2021	09/01/2016	A	66,173

5,000	CA GO	6.000	08/01/2019	08/01/2016	A	5,074

90,000	CA GO	6.000	08/01/2024	08/01/2016	A	91,305

10,000	CA GO	5.500	03/01/2020	09/01/2016	A	10,178

3          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$85,000	CA GO	5.750%	03/01/2023	09/01/2016	A	$86,554

15,000	CA GO	5.375	06/01/2026	06/01/2016	A	15,068

50,000	CA GO	5.500	04/01/2019	10/01/2016	A	51,110

45,000	CA GO	6.000	03/01/2024	09/01/2016	A	45,858

20,000	CA GO	5.125	10/01/2027	05/29/2016	A	20,082

1,305,000	CA GO	5.000	11/01/2032	11/01/2017	A	1,388,690

5,000	CA GO	5.000	10/01/2018	05/29/2016	A	5,020

35,000	CA GO	5.000	10/01/2023	05/29/2016	A	35,138

20,000	CA GO	5.250	06/01/2016	06/01/2016		20,091

80,000	CA GO	5.250	06/01/2017	06/01/2016	A	80,359

5,000	CA GO	5.600	09/01/2021	09/01/2016	A	5,090

10,000	CA GO	5.625	09/01/2024	09/01/2016	A	10,179

195,000	CA GO	5.250	06/01/2021	06/01/2016	A	195,872

40,000	CA GO	5.625	05/01/2026	05/29/2016	A	40,178

110,000	CA GO	5.000	12/01/2026	12/01/2016	A	112,927

110,000	CA GO	5.375	06/01/2026	06/01/2016	A	110,498

10,000	CA GO	4.750	02/01/2017	05/29/2016	A	10,038

235,000	CA GO	5.625	10/01/2023	10/01/2016	A	240,205

10,000	CA GO	5.625	10/01/2026	10/01/2016	A	10,221

20,000	CA GO	5.500	10/01/2022	10/01/2016	A	20,439

80,000	CA GO	5.625	10/01/2021	10/01/2016	A	81,802

4,000,000	CA GO	5.000	08/01/2028	08/01/2025	A	4,999,640

20,000	CA GO	5.000	10/01/2023	05/29/2016	A	20,079

40,000	CA GO	5.000	11/01/2022	11/01/2016	A	40,943

125,000	CA GO	5.000	11/01/2022	11/01/2016	A	127,946

5,000	CA GO	5.000	10/01/2022	05/29/2016	A	5,020

10,000	CA GO	5.500	03/01/2020	09/01/2016	A	10,178

50,000	CA GO	5.000	06/01/2019	05/29/2016	A	50,199

25,000	CA GO	5.250	04/01/2019	05/29/2016	A	25,105

25,000	CA GO	5.250	04/01/2018	05/29/2016	A	25,105

5,000	CA GO	5.000	10/01/2017	05/29/2016	A	5,020

5,000	CA GO	5.000	10/01/2018	05/29/2016	A	5,020

4,970,000	CA GO	5.250	09/01/2024	09/01/2021	A	6,033,679

25,000	CA GO	5.000	06/01/2017	05/29/2016	A	25,100

1,750,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)	5.000	11/15/2032	11/15/2025	A	2,159,570

2,000,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	05/29/2016	A	2,008,000

3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)	5.000	02/01/2033	02/01/2025	A	3,487,710

1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)	5.000	02/01/2032	02/01/2025	A	2,049,267

5,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	05/29/2016	A	5,025

1,890,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.625	07/01/2019	05/29/2016	A	1,898,278

4          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[3]	5.250%	06/01/2023	05/29/2016	A	$30,118

110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	05/29/2016	A	110,417

10,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.500	01/01/2019	05/29/2016	A	10,038

1,000,000	CA Health Facilities Financing Authority (Sutter Health)	5.250	08/15/2031	08/15/2021	A	1,208,280

1,000,000	CA HFA (Home Mtg.)	4.950	08/01/2023	02/01/2017	A	1,020,820

3,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	08/01/2017	A	3,057,810

5,650,000	CA HFA (Home Mtg.)	5.300	08/01/2023	08/01/2017	A	5,797,860

1,160,000	CA HFA (Home Mtg.)	5.500	08/01/2042	08/01/2016	A	1,188,791

2,000,000	CA HFA (Home Mtg.)	4.950	08/01/2026	05/29/2016	A	2,002,940

1,075,000	CA HFA, Series E	5.000	02/01/2024	05/29/2016	A	1,077,376

10,000	CA Infrastructure and Economic Devel. (Energy Efficiency)	5.000	03/01/2017	05/29/2016	A	10,040

3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.750	07/01/2030	05/29/2016	A	3,564,981

65,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	05/29/2016	A	65,281

45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	06/29/2016	A	54,382

50,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	04/01/2018	A	54,321

335,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2029	10/01/2023	A	388,700

465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023	A	537,331

1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)	5.250	02/01/2024	02/01/2019	A	1,143,408

230,000	CA Municipal Finance Authority (Emerson College)	5.000	01/01/2028	01/01/2022	A	261,791

1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000	11/01/2035	11/01/2024	A	1,242,483

440,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000	11/01/2030	11/01/2024	A	501,556

1,030,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	05/29/2016	A	1,034,058

95,000	CA Public Works	6.625	11/01/2034	11/01/2018	A	95,372

50,000	CA Public Works (California Community Colleges)	5.000	10/01/2024	05/29/2016	A	50,197

45,000	CA Public Works (California Community Colleges)	5.125	06/01/2029	05/29/2016	A	45,182

5          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$90,000	CA Public Works (California Community Colleges)	5.250%	12/01/2016	05/29/2016	A	$90,371

25,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	05/29/2016	A	25,098

70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	05/29/2016	A	70,288

270,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	05/29/2016	A	274,198

215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	05/29/2016	A	215,860

60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	05/29/2016	A	60,235

50,000	CA Public Works (California Community Colleges)	5.125	09/01/2016	05/29/2016	A	50,201

15,000	CA Public Works (California Community Colleges)	5.125	06/01/2025	05/29/2016	A	15,060

2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	10/01/2021	A	2,462,120

750,000	CA Public Works (Dept. of Corrections and Rehabilitation)	5.750	11/01/2029	11/01/2019	A	872,842

370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	05/29/2016	A	371,584

45,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	05/29/2016	A	45,161

50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	05/29/2016	A	50,199

45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	05/29/2016	A	45,190

350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	05/29/2016	A	351,473

125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	05/29/2016	A	125,529

110,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	05/29/2016	A	110,393

65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	05/29/2016	A	65,280

2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)	5.000	04/01/2026	05/29/2016	A	2,007,420

20,000	CA Public Works (Dept. of Justice Building)	5.250	11/01/2020	05/29/2016	A	20,078

50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	05/29/2016	A	50,200

30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	05/29/2016	A	30,124

30,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	05/29/2016	A	30,126

30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	05/29/2016	A	30,128

10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	05/29/2016	A	10,043

3,000,000	CA Public Works (Judicial Council)	5.250	12/01/2026	12/01/2021	A	3,655,890

6          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$875,000	CA Public Works (Judicial Council)	5.000%	03/01/2026	03/01/2023	A	$1,068,366

15,000	CA Public Works (Library & Courts Annex)[3]	5.000	05/01/2018	05/13/2017	B	14,980

20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	05/29/2016	A	20,087

140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	05/29/2016	A	140,568

2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	05/29/2016	A	2,329,861

30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	05/29/2016	A	30,118

680,000	CA School Finance Authority Charter School (Coastal Academy)	5.000	10/01/2022	03/26/2020	B	755,568

7,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	7,712,740

1,025,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)	5.200	06/01/2036	05/29/2016	A	1,029,776

100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)	6.000	05/15/2023	05/15/2018	A	110,773

2,330,000	CA Statewide CDA ( DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)	5.500	07/01/2031	07/01/2017	A	2,456,915

2,825,000	CA Statewide CDA ( DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVNNH / CMF Obligated Group)	5.500	07/01/2030	06/29/2017	A	2,978,369

45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	05/29/2016	A	45,103

1,500,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750	08/01/2020	11/01/2016	A	1,508,640

2,575,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2028	08/15/2016	A	2,610,895

185,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2036	08/15/2016	A	187,490

3,745,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2034	08/15/2016	A	3,796,082

2,220,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2029	08/15/2016	A	2,250,814

615,000	CA Statewide CDA (KCG/KHAM/ KHPAM/KFHP/KFH Obligated Group)	5.250	08/01/2031	08/01/2016	A	621,470

355,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	05/29/2016	A	355,071

3,225,000	CA Statewide CDA (Sherman Oaks Health System)	5.000	08/01/2022	12/02/2020	B	3,697,527

300,000	CA Statewide CDA (SJHS / SJHO / SJHosp / MHRMC / QVHN / SRMH / SAHS / SJHE / RMHF / CHlthSys / MHL / MHPT Obligated Group)	5.125	07/01/2024	07/01/2018	A	327,540

7          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$450,000	CA Statewide CDA (Water & Wastewater)	5.125%	10/01/2022	05/29/2016	A	$451,714

25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	05/29/2016	A	25,079

790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)	5.125	04/01/2023	05/29/2016	A	791,698

120,000	CA Statewide CDA COP ( Internext Group)	5.375	04/01/2030	05/29/2016	A	120,415

365,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	09/05/2019	A	399,233

5,000	CA Statewide CDA Water & Wastewater	5.750	10/01/2025	05/29/2016	A	5,022

20,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2031	05/29/2016	A	20,073

5,000	CA Statewide CDA Water & Wastewater	5.250	10/01/2027	05/29/2016	A	5,021

1,525,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[3]	5.625	05/01/2029	05/29/2016	A	1,550,437

3,203,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[3]	5.625	05/01/2029	05/29/2016	A	3,256,426

10,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.125	05/01/2017	05/29/2016	A	10,004

3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	05/29/2016	A	3,451,629

50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	05/29/2016	A	50,175

25,000	CA Water Resource Devel. GO, Series N & P	5.000	06/01/2020	05/29/2016	A	25,100

15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	05/29/2016	A	15,060

15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	5.000	09/01/2024	09/01/2016	A	15,532

35,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.650	09/01/2020	09/01/2016	A	35,370

10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	09/01/2016	A	10,072

250,000	Campbell, CA COP (Civic Center)	5.250	10/01/2028	05/29/2016	A	251,050

15,000	Campbell, CA Redevel. Agency Tax Allocation	5.800	10/01/2027	05/29/2016	A	15,032

300,000	Campbell, CA Union High School	5.000	08/01/2027	08/01/2017	A	315,129

15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)	5.300	09/01/2023	09/01/2016	A	15,141

35,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation	5.250	09/01/2019	09/01/2016	A	35,388

50,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2016	A	50,539

30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2016	A	30,450

8          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$60,000	Carson, CA Improvement Bond Act 1915	7.375%	09/02/2022	09/02/2016	A	$60,814

1,985,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2016	A	2,039,071

50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	47,588

50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	46,982

5,000	Central CA Unified School District	5.625	03/01/2018	09/01/2016	A	5,090

150,000	Chico, CA Public Financing Authority	5.000	04/01/2018	05/29/2016	A	150,579

110,000	Chico, CA Public Financing Authority	5.000	04/01/2019	05/29/2016	A	110,425

850,000	Chico, CA Unified School District	5.000	08/01/2025	08/01/2018	A	929,832

2,980,000	Chino, CA Public Financing Authority	5.000	09/01/2032	09/01/2025	A	3,486,004

950,000	Chino, CA Public Financing Authority	5.000	09/01/2031	09/01/2025	A	1,117,257

1,280,000	Chino, CA Public Financing Authority	5.000	09/01/2029	09/01/2025	A	1,519,590

1,230,000	Chino, CA Public Financing Authority	5.000	09/01/2028	09/01/2025	A	1,471,806

900,000	Chino, CA Public Financing Authority	5.000	09/01/2030	09/01/2025	A	1,063,035

1,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.000	12/01/2027	05/29/2016	A	1,280,037

55,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	09/01/2016	A	55,599

1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,942,235

1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,200,284

1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,538,778

410,000	Compton, CA Sewer	5.375	09/01/2023	05/29/2016	A	410,689

25,000	Concord, CA GO	5.000	08/01/2017	05/29/2016	A	25,078

465,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	05/29/2016	A	465,214

100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	09/01/2016	A	102,074

35,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2020	10/01/2020		42,145

185,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.000	10/01/2021	10/01/2021		231,222

9          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$5,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.000%	10/01/2016	10/01/2016		$5,084

315,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.750	10/01/2027	10/01/2021	A	413,882

115,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.250	10/01/2017	10/01/2017		122,842

120,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.625	10/01/2018	10/01/2018		134,345

155,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2019	10/01/2019		181,243

110,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.125	10/01/2020	10/01/2020		133,573

130,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.250	10/01/2021	10/01/2021		164,138

25,000	Culver City, CA Redevel. Agency	5.500	11/01/2020	05/29/2016	A	25,404

25,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2019	05/29/2016	A	25,404

15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	05/29/2016	A	15,063

20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	05/29/2016	A	20,049

1,000,000	Davis, CA Redevel. Agency Tax Allocation	6.500	12/01/2026	12/01/2021	A	1,253,050

975,000	Delano, CA Union High School District	5.100	02/01/2023	02/01/2023		1,186,731

510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)	6.000	09/01/2023	09/01/2019	A	581,650

300,000	Dinuba, CA Redevel. Agency Tax Allocation	5.750	09/01/2028	06/23/2020	A	356,187

360,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2020	08/01/2016	A	362,603

50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2028	08/01/2016	A	50,218

20,000	Eastside, CA Union School District	5.125	08/01/2026	08/01/2016	A	20,226

145,000	El Cerrito, CA Redevel. Agency Tax Allocation	5.000	07/01/2019	05/29/2016	A	145,291

800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	930,120

630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	737,068

45,000	El Monte, CA COP (Dept. of Public Social Services Facility)	5.000	06/01/2019	06/01/2016	A	45,185

3,240,000	Emery, CA Unified School District	6.500	08/01/2031	08/01/2021	A	4,075,304

10          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$1,170,000	Emery, CA Unified School District	6.250%	08/01/2026	08/01/2021	A	$1,447,816

5,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/ Mangels Blvd.)	7.375	09/02/2018	09/01/2016	A	5,236

15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/02/2016	A	15,155

25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2016	A	25,256

845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	877,727

725,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	05/29/2016	A	732,902

250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	05/29/2016	A	250,927

95,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2023	05/29/2016	A	95,367

1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	05/29/2016	A	1,671,843

25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2021	05/29/2016	A	25,057

200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	05/29/2016	A	200,616

220,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	10/01/2016	A	224,398

40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.450	09/01/2029	05/29/2016	A	40,156

550,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.000	09/01/2022	05/29/2016	A	552,084

265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2016	A	268,063

1,045,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250	09/01/2017	09/01/2016	A	1,062,974

100,000	Freshwater, CA School District	5.000	08/01/2025	08/01/2016	A	100,908

110,000	Fresno, CA Joint Powers Financing Authority	5.250	08/01/2018	05/29/2016	A	110,448

870,000	Fresno, CA Joint Powers Financing Authority	5.000	04/01/2022	04/01/2018	A	901,920

10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	05/29/2016	A	10,040

30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	05/29/2016	A	30,119

140,000	Fresno, CA Joint Powers Financing Authority	5.750	06/01/2026	05/29/2016	A	142,839

65,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2028	05/29/2016	A	65,229

2,160,000	Fresno, CA Joint Powers Financing Authority	5.250	10/01/2024	05/29/2016	A	2,162,182

11          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$25,000	Fresno, CA Joint Powers Financing Authority	5.125%	06/01/2031	05/29/2016	A	$25,084

135,000	Fullerton, CA Redevel. Agency COP	5.000	04/01/2026	04/01/2017	A	139,155

400,000	Galt, CA Redevel. Agency Tax Allocation	7.375	09/01/2033	09/01/2021	A	499,520

50,000	Granada, CA Sanitation District Improvement Bond Act 1915	5.700	09/02/2016	09/02/2016		50,700

20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2016	A	20,220

425,000	Grand Terrace, CA Community Redevel. Agency	5.100	09/01/2022	09/01/2019	A	479,719

15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	08/01/2016	A	15,213

20,000	Greenfield, CA Union School District	6.250	09/01/2030	09/01/2016	A	20,814

10,000	Guadalupe, CA Redevel. Agency Tax Allocation	5.125	08/01/2035	05/29/2016	A	10,031

1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2022	05/29/2016	A	1,480,782

1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2023	05/29/2016	A	1,003,920

3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2016	A	3,253,198

150,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2016	A	152,611

30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2016	A	30,496

100,000	Hayward, CA Unified School District	5.000	08/01/2023	08/01/2016	A	101,173

125,000	Hayward, CA Unified School District	5.250	08/01/2028	08/01/2016	A	126,545

10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2016	A	10,426

5,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	10/01/2016	A	5,092

20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2016	A	20,160

1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,131,097

1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,192,336

100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2018	08/01/2016	A	101,169

15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2024	05/29/2016	A	15,058

25,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	05/29/2016	A	25,338

12          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000%	10/15/2026	10/15/2022	A	$3,161,605

20,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-3	5.400	09/02/2023	09/02/2016	A	20,520

710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	850,793

60,000	Kern Valley, CA Healthcare District	5.250	08/01/2021	05/29/2016	A	60,235

2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,215,680

10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	05/29/2016	A	10,029

45,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	09/02/2016	A	45,433

5,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2016		5,089

615,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	715,220

55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2016	A	55,250

10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2016	A	10,045

150,000	Lawndale, CA Elementary School District	5.000	08/01/2029	08/01/2016	A	151,779

230,000	Lincoln, CA Public Financing Authority	5.000	08/01/2028	08/01/2016	A	232,454

50,000	Livermore, CA Redevel. Agency Tax Allocation	5.250	08/01/2018	05/29/2016	A	50,297

925,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2026	05/29/2016	A	930,208

2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,316,780

1,435,000	Long Beach, CA Bond Finance Authority	5.250	11/15/2023	11/15/2023		1,724,454

500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)	5.000	05/01/2024	05/29/2016	A	511,970

620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017		653,846

685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		747,506

850,000	Long Beach, CA Marina	5.000	05/15/2027	05/15/2025	A	1,009,740

50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	05/29/2016	A	50,115

470,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	545,045

30,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	34,891

5,585,000	Los Angeles County, CA Community College District	5.000	08/01/2029	08/01/2024	A	6,984,210

5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2016	A	5,104

13          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$25,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)	5.000%	09/01/2019	09/01/2016	A	$25,393

85,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2016	A	86,232

60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	05/29/2016	A	60,241

50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	05/29/2016	A	50,180

50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	05/29/2016	A	50,198

120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	05/29/2016	A	120,475

125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	05/29/2016	A	125,500

80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	05/29/2016	A	80,320

10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	01/30/2016	A	10,883,075

2,605,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2022	05/29/2016	A	2,615,055

500,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2025	05/29/2016	A	501,810

10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	05/29/2016	A	10,038

15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	05/29/2016	A	15,057

125,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2031	07/01/2016	A	126,005

100,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2026	07/01/2016	A	100,811

35,000	Los Angeles, CA GO	5.000	09/01/2020	05/29/2016	A	35,139

500,000	Los Angeles, CA Harbor Dept.	5.000	08/01/2024	08/01/2016	A	515,725

60,000	Los Angeles, CA Mtg. (Section 8)	5.350	07/01/2022	05/29/2016	A	60,157

10,000	Los Angeles, CA Mtg. (Section 8)	6.500	07/01/2022	05/29/2016	A	10,035

30,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)	5.900	01/01/2030	05/29/2016	A	30,066

10,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)	5.000	08/01/2023	05/29/2016	A	10,039

14          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$145,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)	5.000%	08/01/2027	05/29/2016	A	$145,565

200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	05/29/2016	A	200,824

70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	05/29/2016	A	70,288

205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	05/29/2016	A	205,845

70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	05/29/2016	A	70,288

7,100,000	Los Angeles, CA Unified School District	5.000	07/01/2024	07/01/2016	A	7,156,303

325,000	Madera County, CA Board of Education COP	6.125	10/01/2036	10/01/2021	A	392,353

455,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	05/29/2016	A	456,711

1,010,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	05/29/2016	A	1,013,474

50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	10/01/2016	A	50,433

1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	A	1,510,119

1,025,000	Marysville, CA (Fremont-Rideout Health Group / Rideout Memorial Hospital/United Com-Serve Obligated Group)	5.250	01/01/2027	01/01/2021	A	1,169,658

25,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	09/01/2016	A	25,288

580,000	Mendocino Coast, CA Healthcare District	5.875	02/01/2020	05/29/2016	A	582,337

5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2016	A	5,207

450,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	08/04/2020	B	486,868

1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	A	1,146,820

2,000,000	Montclair, CA Redevel. Agency Tax Allocation	5.300	10/01/2030	05/29/2016	A	2,005,720

1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2028	12/01/2017	A	1,102,794

470,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2024	12/01/2017	A	496,367

40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	05/29/2016	A	40,270

15          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500%	09/01/2031	09/01/2016	A	$368,749

25,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.000	09/01/2028	09/01/2016	A	25,156

100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)	5.250	08/01/2019	08/01/2019		112,930

260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	05/29/2016	A	260,151

835,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	12/01/2020	A	932,920

50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2016	A	50,100

10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2016	A	10,030

1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,142,190

2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	A	2,182,800

750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	878,655

685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	777,023

745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	839,846

805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	904,667

1,270,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2016	A	1,297,699

55,000	Orange County, CA Community Facilities District	5.250	08/15/2019	05/29/2016	A	55,196

15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	09/02/2016		15,261

20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500	09/02/2018	09/02/2016	A	20,297

5,000	Orange County, CA Water District	5.000	08/15/2017	05/29/2016	A	5,090

1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	A	1,719,270

255,000	Oro Grande, CA Elementary District COP	5.625	09/15/2030	09/15/2020	A	295,555

50,000	Oxnard, CA Financing Authority	5.300	06/01/2029	06/01/2021	A	58,818

16          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$100,000	Oxnard, CA Financing Authority	5.000%	06/01/2036	06/01/2016	A	$100,356

2,000,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2029	06/01/2024	A	2,379,140

845,000	Oxnard, CA Harbor District	5.000	08/01/2020	08/01/2020		946,662

460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	A	554,341

530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	A	634,140

360,000	Palm Desert, CA Financing Authority	5.000	04/01/2030	10/01/2016	A	365,789

125,000	Palm Desert, CA Financing Authority	5.000	04/01/2025	10/01/2016	A	127,283

50,000	Palm Desert, CA Financing Authority	5.200	10/01/2028	10/01/2016	A	50,915

55,000	Palm Desert, CA Financing Authority	5.000	04/01/2027	10/01/2016	A	55,981

15,000	Palm Desert, CA Financing Authority	4.600	04/01/2022	10/01/2016	A	15,253

1,230,000	Palm Desert, CA Financing Authority	5.000	08/01/2021	08/01/2016	A	1,244,120

50,000	Palm Desert, CA Financing Authority	5.000	04/01/2026	10/01/2016	A	50,892

320,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2016	A	321,139

145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	05/29/2016	A	145,597

10,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	05/29/2016	A	10,039

125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016	A	125,901

15,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2017	05/29/2016	A	15,054

30,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2024	05/29/2016	A	30,111

25,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2032	05/29/2016	A	25,078

310,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	05/29/2016	A	311,274

175,000	Palo Alto, CA Utility	5.250	06/01/2021	06/01/2016	A	175,784

15,000	Palo Alto, CA Utility	5.250	06/01/2024	06/01/2016	A	15,067

205,000	Perris, CA Elementary School District	6.000	08/01/2028	08/01/2024	A	264,313

185,000	Perris, CA Elementary School District	6.000	08/01/2027	08/01/2024	A	240,478

17          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$545,000	Perris, CA Joint Powers Authority	5.000%	09/01/2025	09/01/2023	A	$632,909

390,000	Perris, CA Public Financing Authority	7.000	10/01/2033	10/01/2018	A	439,982

20,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2016	A	20,230

2,265,000	Pico Rivera, CA Public Financing Authority	5.500	09/01/2031	09/01/2019	A	2,566,857

25,000	Pomona, CA Public Financing Authority	5.250	02/01/2018	05/29/2016	A	25,102

30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	05/29/2016	A	30,101

400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	05/29/2016	A	401,600

35,000	Pomona, CA Public Financing Authority (Merged Redevel.)	5.000	02/01/2027	05/29/2016	A	35,127

40,000	Poway, CA Hsg. (Poinsettia Mobile Home Park)[3]	5.000	05/01/2023	05/26/2016	A	40,109

855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	A	1,024,239

1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	A	1,412,772

1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	A	1,930,320

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	09/02/2016	A	20,130

30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2016	A	30,287

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2026	09/02/2016	A	20,131

100,000	Redding, CA Redevel. Agency (Redding School District)	5.125	09/01/2030	05/29/2016	A	100,337

25,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2021	05/29/2016	A	25,095

30,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2026	05/29/2016	A	30,109

25,000	Redding, CA Redevel. Agency (Shastec Redevel.)	5.000	09/01/2017	05/29/2016	A	25,078

10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2016	A	10,070

20,000	Redlands, CA Unified School District	5.000	07/01/2022	05/29/2016	A	20,078

25,000	Redlands, CA Unified School District	5.000	07/01/2026	05/29/2016	A	25,098

690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	774,884

50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	A	50,523

18          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000%	09/01/2016	09/01/2016		$25,333

25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2016	A	25,288

100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2016	A	101,115

65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2016	A	65,751

100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2016	A	101,082

20,000	Rio Hondo, CA Community College District	5.000	08/01/2017	05/29/2016	A	20,080

450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	508,793

225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	09/01/2016		228,184

3,820,000	Riverside County, CA Infrastructure Financing Authority	5.000	11/01/2027	11/01/2025	A	4,776,910

130,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	05/29/2016	A	130,543

100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2022	10/01/2016	A	101,872

235,000	Riverside County, CA Public Financing Authority COP[3]	5.750	05/15/2019	12/10/2017	B	203,820

305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		352,260

15,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	09/02/2016		15,359

335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2016	A	347,975

315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2016	A	327,398

200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2016	A	201,944

1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	1,961,358

1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,378,978

100,000	Riverside, CA Public Financing Authority (University Corridor/ Sycamore)	5.000	08/01/2019	08/01/2017	A	104,552

150,000	Riverside, CA Unified School District	5.000	12/01/2026	06/01/2016	A	150,615

19          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000%	09/01/2025	05/29/2016	A	$100,371

50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2016	A	50,544

85,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2016	A	85,924

405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	459,695

500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	564,005

365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	421,236

440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	504,108

110,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	09/01/2016	A	110,933

100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025		118,669

190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021		215,650

80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023		93,402

265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024		312,467

795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	05/29/2016	A	798,069

555,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2022	05/29/2016	A	557,103

430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	05/29/2016	A	431,595

600,000	Sacramento County, CA Airport System	5.000	07/01/2022	07/01/2018	A	655,518

100,000	Sacramento County, CA Airport System	5.500	07/01/2027	07/01/2018	A	109,565

1,200,000	Sacramento County, CA Airport System	5.250	07/01/2033	07/01/2018	A	1,298,760

70,000	Sacramento County, CA COP	4.750	10/01/2017	05/29/2016	A	70,194

2,975,000	Sacramento County, CA COP	5.750	02/01/2030	02/01/2020	A	3,404,531

1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700	03/01/2034	05/29/2016	A	1,503,390

400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	05/29/2016	A	401,228

20          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$15,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.125%	12/01/2028	05/29/2016	A	$15,054

5,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.000	12/01/2022	05/29/2016	A	5,019

685,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	09/01/2016	A	698,125

1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2024	03/01/2023	A	2,192,415

455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2027	03/01/2023	A	526,289

850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	A	997,569

785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2026	03/01/2023	A	918,929

1,235,000	Sacramento, CA Municipal Utility District	5.000	07/01/2030	07/01/2025	A	1,535,846

135,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	05/29/2016	A	135,603

70,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500	11/01/2023	05/29/2016	A	70,288

40,000	San Bernardino County, CA (Single Family Mtg.)	3.976 [2]	05/01/2031	05/29/2016	A	18,095

180,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2028	05/29/2016	A	180,535

15,000	San Bernardino County, CA COP (Medical Center Financing)	5.250	08/01/2016	05/29/2016	A	15,063

200,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2026	05/29/2016	A	200,806

200,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019		227,208

10,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		11,013

180,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		223,639

70,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		86,971

50,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2022	10/01/2022		61,011

140,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	05/29/2016	A	140,589

21          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$290,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500%	12/01/2020	05/29/2016	A	$291,221

245,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2020	05/29/2016	A	245,093

440,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	05/29/2016	A	440,110

150,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	02/01/2017		151,611

25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	07/01/2016	A	25,189

50,000	San Bruno, CA Police Facilities Financing	5.250	02/01/2021	05/29/2016	A	50,203

1,520,000	San Diego County, CA Regional Airport Authority	5.000	07/01/2026	07/01/2023	A	1,825,520

90,000	San Diego County, CA Water Authority	4.750	05/01/2028	05/29/2016	A	90,312

545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	628,968

720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	809,820

610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	694,540

640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	A	726,432

255,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018	A	266,485

245,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018	A	256,165

265,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2018	A	277,087

30,000	San Diego, CA Improvement Bond Act 1915	5.800	09/02/2017	09/02/2016	A	30,340

285,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	297,714

165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	A	175,377

190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018	A	199,415

170,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	A	179,865

180,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	189,661

220,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018	A	229,673

230,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	240,493

210,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	A	219,717

22          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$195,000	San Diego, CA Improvement Bond Act 1915	5.000%	09/02/2025	09/02/2018	A	$204,001

1,250,000	San Diego, CA Public Facilities Financing Authority	5.000	10/15/2033	10/15/2025	A	1,510,663

1,000,000	San Diego, CA Public Facilities Financing Authority	5.000	10/15/2034	10/15/2025	A	1,203,860

1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2032	02/15/2017	A	1,037,280

100,000	San Diego, CA Redevel. Agency (Centre City)	5.200	09/01/2019	05/29/2016	A	100,403

1,000,000	San Diego, CA Redevel. Agency (Centre City)	6.400	09/01/2019	05/29/2016	A	1,004,180

95,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2026	05/29/2016	A	95,364

5,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)	6.750	09/01/2016	09/01/2016		5,110

1,525,000	San Francisco, CA City & County	5.500	11/01/2030	11/01/2020	A	1,830,930

325,000	San Francisco, CA City & County Airports Commission	5.250	01/01/2026	05/29/2016	A	326,274

7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	8,157,525

2,000,000	San Francisco, CA City & County Airports Commission (San Francisco International Airport)	5.000	05/01/2022	05/02/2016	A	2,000,760

510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	05/29/2016	A	512,326

935,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	05/29/2016	A	939,404

75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2027	05/29/2016	A	75,287

3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	05/29/2016	A	3,052,616

1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2022	05/29/2016	A	1,390,789

170,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	05/29/2016	A	170,571

120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2021	05/29/2016	A	120,498

325,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	05/29/2016	A	326,300

23          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250%	01/01/2023	05/29/2016	A	$100,412

165,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2020	05/29/2016	A	165,690

35,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2016	A	36,489

500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	596,370

1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,447,338

1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	A	1,864,080

115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.000	08/01/2029	08/01/2019	A	134,164

920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	A	1,047,687

925,000	San Jacinta, CA Community Facilities District	5.000	09/01/2026	09/01/2026		1,102,878

105,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	05/29/2016	A	105,426

50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	05/29/2016	A	50,204

235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	05/29/2016	A	235,940

15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	05/29/2016	A	15,060

85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	05/29/2016	A	85,347

30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	05/29/2016	A	30,117

50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	05/29/2016	A	50,196

105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	05/29/2016	A	105,411

15,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2030	05/29/2016	A	15,059

1,000,000	San Jose, CA Airport	6.250	03/01/2034	03/01/2021	A	1,201,720

15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2024	05/29/2016	A	15,056

25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2026	05/29/2016	A	25,093

225,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2016	05/29/2016	A	225,911

90,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	05/29/2016	A	90,360

24          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$50,000	San Jose, CA Finance Authority (Convention Center)	5.000%	09/01/2018	05/29/2016	A	$50,200

280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	05/29/2016	A	281,120

95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2016	A	98,938

60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2016	A	62,456

20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2016		20,280

25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2016	A	26,049

240,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)	5.350 [5]	07/15/2034	06/11/2017	A	248,410

25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	05/29/2016	A	25,027

200,000	San Jose, CA Redevel. Agency	6.375	08/01/2021	08/01/2018	A	221,346

35,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	05/29/2016	A	35,151

25,000	San Jose, CA Redevel. Agency	5.000	08/01/2023	08/01/2017	A	26,332

75,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	08/01/2017	A	78,850

45,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	05/29/2016	A	45,167

355,000	San Jose, CA Redevel. Agency	5.000	08/01/2017	05/29/2016	A	356,385

1,570,000	San Jose, CA Redevel. Agency	5.000	08/01/2019	05/29/2016	A	1,593,660

65,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	05/29/2016	A	65,246

35,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	05/29/2016	A	35,158

5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	05/29/2016	A	5,321,995

1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.250	08/01/2019	05/29/2016	A	1,214,925

115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	05/29/2016	A	116,681

20,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.000	08/01/2017	05/29/2016	A	20,059

25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	05/29/2016	A	25,097

210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	08/01/2017	A	219,643

255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	08/01/2017	A	267,039

100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	08/01/2017	A	105,288

30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	08/01/2017	A	31,563

500,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2026	08/01/2016	A	504,630

5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	05/29/2016	A	5,022

50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2017	05/29/2016	A	50,165

25          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000%	03/01/2018	05/29/2016	A	$105,413

60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	05/29/2016	A	60,235

1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.850	08/01/2031	05/29/2016	A	1,717,230

15,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.700	08/01/2021	05/29/2016	A	15,241

80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	05/29/2016	A	80,161

500,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2022	06/01/2016	A	502,060

400,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2020	06/01/2016	A	401,616

1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,325,364

785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	894,405

635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	740,969

325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	378,297

925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,066,137

40,000	Santa Fe Springs, CA Community Devel. Commission	5.375	09/01/2019	05/29/2016	A	40,167

800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2021	05/29/2016	A	803,288

85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2018	05/29/2016	A	85,355

25,000	Santa Nella County, CA Water District	6.250	09/02/2028	09/02/2016	A	25,017

20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2016	A	20,263

500,000	Santa Rosa, CA Wastewater	5.250	09/01/2026	09/01/2016	A	518,425

895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	1,028,606

710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	829,692

26          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000%	09/01/2026	09/01/2023	A	$893,269

830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	956,882

1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,400,536

15,000	Sequoia, CA Hospital District	5.375	08/15/2023	06/29/2016	A	16,530

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	101,695

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	101,559

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	101,691

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	101,623

400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	A	421,716

40,000	Signal Hill CA Redevel. Agency	5.250	10/01/2024	10/01/2019	A	44,982

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.000	09/01/2030	05/29/2016	A	25,082

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	05/29/2016	A	25,098

525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2019	05/29/2016	A	527,137

155,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	05/29/2016	A	155,339

1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,252,417

1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,271,019

30,000	South Orange County, CA Public Financing Authority	5.800	09/02/2018	09/02/2016	A	30,553

30,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	05/29/2016	A	30,122

250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)	5.000	08/15/2024	05/29/2016	A	250,840

260,000	Southern CA Mono Health Care District	5.000	08/01/2021	08/01/2021		295,532

300,000	Southern CA Public Power Authority	6.000	07/01/2025	07/01/2018	A	334,527

925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		1,008,861

20,000	Southern CA Public Power Authority	5.750	07/01/2021	05/29/2016	A	20,091

5,000	Southern CA Public Power Authority	5.500	07/01/2020	05/29/2016	A	5,022

25,000	Southern CA Public Power Authority	5.500	07/01/2020	05/29/2016	A	25,109

27          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$4,050,000	Southern CA Tobacco Securitization Authority	4.750%	06/01/2025	05/29/2016	A	$4,051,580

50,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2016	A	50,576

25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)	5.375	09/01/2021	08/29/2016	A	24,999

50,000	Stockton, CA Unified School District (Election 2008)	5.000	08/01/2023	08/01/2016	A	51,587

25,000	Stockton-East, CA Water District	5.000	04/01/2019	05/29/2016	A	25,065

25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	05/29/2016	A	25,100

15,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	05/29/2016	A	15,060

300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	366,531

1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,767,498

700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	840,028

415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	501,349

1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	A	1,747,496

4,550,000	Sweetwater, CA Union High School District	5.000	09/01/2027	05/29/2016	A	4,566,881

135,000	Sweetwater, CA Union High School District	5.000	09/01/2029	05/29/2016	A	135,501

400,000	Sweetwater, CA Water Authority	5.000	04/01/2018	05/29/2016	A	401,600

825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	934,445

50,000	Temecula, CA Redevel. Agency	5.000	08/01/2020	05/29/2016	A	50,190

500,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	05/29/2016	A	503,240

2,020,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	05/29/2016	A	2,048,745

100,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.500	06/01/2031	05/29/2016	A	101,671

270,000	Torrance, CA Redevel. Agency	5.500	09/01/2028	05/29/2016	A	270,481

10,000	Torrance, CA Redevel. Agency (Downtown Redevel.)	5.550	09/01/2018	05/29/2016	A	10,031

45,000	Tracy, CA Community Facilities District	6.300	09/01/2026	05/29/2016	A	45,122

25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	05/29/2016	A	25,057

30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	09/01/2016	A	30,038

550,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	04/20/2017	B	570,785

28          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000%	09/01/2025	09/01/2023	A	$530,111

515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	598,816

490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	574,883

420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	505,907

470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	555,578

125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	09/01/2021	A	159,246

250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)	6.500	12/01/2028	06/01/2021	A	306,753

750,000	University of California (Regents Medical Center)	5.000	05/15/2026	05/29/2016	A	760,395

10,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	09/01/2016	B	10,133

235,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)	6.000	11/01/2024	05/29/2016	A	235,585

100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	05/29/2016	A	100,391

325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2019	05/29/2016	A	326,092

175,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2026	05/29/2016	A	175,588

25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2016	A	25,378

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2016	A	30,344

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2016	A	30,212

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2016	A	30,197

270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	12/01/2016	A	272,662

370,000	Vernon, CA Electric System	5.125	08/01/2021	09/06/2018	A	412,887

165,000	Vernon, CA Electric System	5.125	08/01/2021	08/30/2018	C	180,099

25,000	Victorville, CA Redevel. Agency (Bear Valley Road)	5.125	12/01/2031	05/29/2016	A	25,084

29          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$120,000	Vista, CA Joint Powers Financing Authority	6.100%	10/01/2021	10/01/2016	A	$122,756

10,000	Vista, CA Unified School District	5.125	05/01/2023	11/01/2016	A	10,223

10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	05/29/2016	A	10,036

150,000	West Covina, CA Redevel. Agency	5.100	09/01/2025	09/01/2016	A	152,264

180,000	West Covina, CA Redevel. Agency	5.000	09/01/2026	05/29/2016	A	180,281

25,000	West Covina, CA Redevel. Agency	5.000	09/01/2031	05/29/2016	A	25,029

85,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)	5.300	09/01/2025	05/29/2016	A	85,142

1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.250	09/01/2031	09/01/2021	A	1,261,080

875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.000	09/01/2026	09/01/2021	A	1,099,000

135,000	West Valley-Mission, CA Community College District	5.000	08/01/2022	08/01/2016	A	136,635

1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,257,878

1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,359,310

2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,767,652

835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	975,764

260,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2023	09/01/2016	A	262,392

200,000	Yuba County, CA COP	5.000	02/01/2029	08/01/2020	A	226,408

155,000	Yuba County, CA COP	5.000	02/01/2024	08/01/2020	A	176,148

190,000	Yuba County, CA COP	5.000	02/01/2028	08/01/2020	A	214,088

165,000	Yuba County, CA COP	5.000	02/01/2025	08/01/2020	A	187,513

170,000	Yuba County, CA COP	5.000	02/01/2026	08/01/2020	A	192,447

180,000	Yuba County, CA COP	5.000	02/01/2027	08/01/2020	A	202,820

						461,020,471

U.S. Possessions—16.4%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	1,370,862

150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		177,667

225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	270,103

155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		186,883

150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		174,405

265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	319,601

155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	184,565

100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		113,152

7,320,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	05/29/2016	A	7,320,000

24,429,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	05/29/2016	A	24,429,000

30          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$560,000	Puerto Rico Commonwealth GO	5.625%	07/01/2031	02/04/2031	B	$334,029

370,000	Puerto Rico Commonwealth GO	6.000	07/01/2027	07/01/2018	A	382,166

2,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2020	07/01/2020		1,208,680

75,000	Puerto Rico Commonwealth GO	6.125 [1]	07/01/2024	04/23/2021	B	80,368

100,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	07/01/2030		59,397

2,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2029		1,198,800

1,145,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	05/09/2029	B	678,641

1,270,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	07/01/2020		1,344,714

205,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		156,862

170,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		176,052

200,000	Puerto Rico Commonwealth GO	5.000	07/01/2022	07/01/2022		119,458

70,000	Puerto Rico Commonwealth GO	5.500	07/01/2016	07/01/2016		70,366

3,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2028	07/01/2028		1,815,420

260,000	Puerto Rico Electric Power Authority, Series B6	5.000	07/01/2016	07/01/2016		162,500

500,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250	07/01/2028	07/01/2028		302,570

555,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		557,775

300,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	07/01/2016	A	299,979

175,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	06/29/2016	A	174,998

3,460,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	05/29/2016	A	3,506,399

230,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	05/29/2016	A	233,084

25,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	05/29/2016	A	25,335

455,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2024	07/01/2017	A	459,691

2,015,000	Puerto Rico Electric Power Authority, Series WW6	5.500	07/01/2018	07/01/2018		1,242,812

40,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2018	07/01/2018		24,675

9,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2026	07/01/2026		5,456,790

990,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2017	07/01/2017		610,117

150,000	Puerto Rico Government Devel. Bank	5.000	12/01/2016	12/01/2016		35,250

15,000	Puerto Rico HFA	5.500	12/01/2019	12/01/2018	A	16,450

750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2020		354,270

215,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2018		101,519

1,000,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2022	07/01/2022		472,650

31          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$195,000	Puerto Rico Highway & Transportation Authority, Series E	5.500%	07/01/2016	07/01/2016		$196,086

70,000	Puerto Rico Highway & Transportation Authority, Series G	5.000	07/01/2022	07/01/2022		33,086

260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	05/29/2016	A	267,415

130,000	Puerto Rico Infrastructure Financing Authority	5.000	07/01/2018	07/01/2018		79,252

1,000,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2026		336,890

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		96,190

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		97,006

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		98,403

2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	2,284,519

50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		51,736

500,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	07/01/2016	A	501,460

45,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	05/29/2016	A	45,701

830,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	05/29/2016	A	844,442

40,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	08/01/2022		39,912

600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	05/29/2016	A	609,348

90,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	05/29/2016	A	91,502

1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	05/29/2016	A	1,184,154

175,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	05/29/2016	A	177,726

1,070,000	Puerto Rico Public Buildings Authority	6.250	07/01/2023	07/01/2023		634,082

2,735,000	Puerto Rico Public Buildings Authority	5.250	07/01/2019	07/01/2019		2,847,737

8,305,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	09/18/2030	B	4,374,243

2,710,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		1,621,176

3,300,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2026	08/01/2026		396,000

1,750,000	Puerto Rico Public Finance Corp., Series B7	5.500	08/01/2031	07/17/2029	B	210,000

32          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$600,000	Puerto Rico Public Finance Corp., Series B7	6.000%	08/01/2024	08/01/2024		$72,000

1,400,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2025	08/01/2025		168,000

70,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		31,639

230,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	02/21/2039	B	89,875

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		4,310,300

4,735,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		1,921,274

600,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		236,106

5,030,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	06/26/2037	B	1,972,313

885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		367,585

2,505,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		1,006,609

9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		4,204,768

7,150,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		3,017,657

1,080,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	429,808

2,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	08/01/2039		1,037,468

1,280,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	08/01/2036		500,480

475,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	07/12/2038	B	185,654

315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		128,873

495,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		209,504

125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	10/01/2016	A	127,203

160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	10/01/2016	A	162,970

300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	10/01/2016	A	305,661

						93,811,868

Total Investments, at Value (Cost $578,396,562)—96.7%						554,832,339

Net Other Assets (Liabilities)—3.3						19,103,407

Net Assets—100.0%						$573,935,746

Footnotes to Statement of Investments

*  April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

33          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

** Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.

5. Represents the current interest rate for a variable or increasing rate security.

6. Subject to a forbearance agreement. Rate shown is the contractual interest rate.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CHlthSys	Covenant Health System
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Services
JHAW	JHA West 16

34          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

KCG	Kaiser Credit Group
KFH	Kaiser Foundation Hospitals
KFHP	Kaiser Foundation Health Plan
KHAM	Kaiser Hospital Asset Management
KHPAM	Kaiser Health Plan Asset Management
LAJHFTA	Los Angeles Jewish Home for the Aging
MHL	Methodist Hospital Levelland
MHPT	Methodist Hospital Plainview Texas
MHRMC	Mission Hospital Regional Medical Center
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PCCD	Palomar Community College District
QVHN	Queen of the Valley Hospital of Napa
RMHF	Redwood Memorial Hospital of Fortuna
SAHS	SRM Alliance Hospital Services
SCADP	Southern California Alcohol & Drug Programs
SFMH	St. Francis Memorial Hospital
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital
SJHS	St. Joseph Health System
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
SRMH	SRM Alliance Hospital Services
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands
Y/S	Yucaipa/Sweetwater

35          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

36          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair

37          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

38          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Securities Valuation (Continued)

with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$461,020,471	$—	$461,020,471
U.S. Possessions	—	93,811,868	—	93,811,868

Total Assets	$—	$554,832,339	$—	$554,832,339

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with

39          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the

40          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

4. Investments and Risks (Continued)

market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction

41          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $10,883,075 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,335,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF2021 Trust[3]	14.141%	5/15/25	$4,218,075

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed

42          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

4. Investments and Risks (Continued)

delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$14,265,438

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$6,904,513
Market Value	$846,000
Market Value as % of Net Assets	0.15%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $9,614,884, representing 1.68% of the Fund’s net assets, were subject to these forbearance agreements

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

43          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$571,780,715[1]

Gross unrealized appreciation	$21,817,200
Gross unrealized depreciation	(45,381,925)

Net unrealized depreciation	$(23,564,725)

1. The Federal tax cost of securities does not include cost of $6,616,349, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

44          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2016